Commitments and Contingencies - Additional information (Details) - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
Upfront franchise fees	¥ 2,543,422	¥ 2,673,136	¥ 23,553,799	¥ 24,265,373
Continuing franchise fees	10,802,069	¥ 7,036,697	31,882,569	15,576,324
Accrued franchise fees	¥ 23,360,192		¥ 10,390,081	¥ 6,863,322